Condensed Interim Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024		Sep. 30, 2023
Revenues
Oil and gas sales	$ 123,215	$ 47,651	$ 100,220		$ 665,623
Royalty income	3,566	5,464	15,813		23,204
Total revenues	126,781	53,115	116,033		688,827
Operating expenses
Lease operating expense	428,268	91,435	196,428		879,471
General and administrative	1,274,526	683,683	2,718,975		3,536,118
Depletion and depreciation	55,719	21,978	82,215		154,834
Accretion on asset retirement obligations	14,971	9,198	36,792		31,976
Loss on settlement of asset retirement obligations					66,067
Gain on settlement of trade payables	(197,207)
Loss on settlement of lease liability			38,825
Write-off of property and equipment			62,046
Total operating expenses	(1,576,277)	(806,294)	(3,135,281)		(4,668,466)
Loss from operations	(1,449,496)	(753,179)	(3,019,248)		(3,979,639)
Other income (expense)
Interest income					108
Other income		6,000	8,000		24,000
Foreign exchange gain (loss)	22,105	(3,676)	133		(3,671)
Change in fair value of warrant liability					22,570
Gain on settlement of warrant liability					930
Interest expense	(295,981)	(1,026)	(483,110)		(4,259)
Loss on debt extinguishment	(105,349)		(495,051)
Total other income (expense)	(379,225)	1,298	(970,028)		39,678
Net loss and comprehensive loss	(1,828,721)	(751,881)	(3,989,276)		(3,939,961)
Deemed dividend arising from warrant modification					(543,234)
Net loss attributable to common stockholders	$ (1,828,721)	$ (751,881)	$ (3,989,276)		$ (4,483,195)
Basic loss and comprehensive loss per common share	$ (3.32)	$ (1.36)	$ (7.23)		$ (8.81)
Diluted loss and comprehensive loss per common share	$ (3.32)	$ (1.36)	$ (7.23)		$ (8.81)
Weighted average number of common shares outstanding - Basic	551,503	551,503	551,503	[1]	508,813	[1]
Weighted average number of common shares outstanding - Diluted	551,503	551,503	551,503	[1]	508,813	[1]

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.